Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes
22. Income taxes

	2025	2024	2023
Current taxes expense -
Current period	$(82,005)	$(87,431)	$(76,630)
Adjustment for prior period	660	263	18
	$(81,345)	$(87,168)	$(76,612)
Deferred taxes expenses -
Origination and reversal of temporary differences	(22,617)	(10,506)	(20,393)
Total income tax	$(103,962)	$(97,674)	$(97,005)
As of December 31, 2025, the Panamanian subsidiaries calculated income tax in accordance with the traditional method.
In accordance with current tax regulations in Panama, income tax returns are subject to review by the tax authorities for up to the last three (3) years, including the period ending on December 31, 2025.
During the years 2025 and 2024, deferred taxes expected to reverse in the next year have been measured using the effective rate applying for Copa Airlines (25%) and AeroRepública (35%).
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2025	2024	2025	2024	2023
Deferred tax liabilities
Maintenance deposits	$—	$—	$—	$(5,972)	$(5,973)
Prepaid dividend tax	(59,217)	(36,992)	22,225	6,008	25,183
Property and equipment	—	(300)	(300)	689	555
Right of use assets	(17,772)	(18,900)	(1,128)	1,764	17,136
Other	(1,132)	(4,495)	(3,363)	3,110	(353)
Offsetting tax	18,904	23,211	4,307	(4,492)	(16,750)
	$(59,217)	$(37,476)	$21,741	$1,107	$19,798
Deferred tax assets
Provision for return conditions	$12,921	$11,140	$(1,781)	$381	$(1,714)
Air traffic liability	1,197	1,046	(151)	1,043	597
Lease Liability	20,826	21,486	660	(2,515)	(18,971)
Other provisions	3,833	5,334	1,501	(1,485)	(1,903)
Tax loss	—	4,954	4,954	7,483	5,836
Offsetting tax	(18,904)	(23,211)	(4,307)	4,492	16,750
	$19,873	$20,749	$876	$9,399	$595
	$(39,344)	$(16,727)	$22,617	$10,506	$20,393
The Company has concluded that the deferred tax assets will be recoverable using the estimated future taxable income based on the approved business plans for Copa Airlines and AeroRepública.
As of December 31, 2025, the deferred tax assets do not include any tax losses carried forward. As of December 31, 2024, the deferred tax assets included tax losses carried forward of $3.8 million for Copa Airlines and $1.1 million for AeroRepública .
Reconciliation of the effective tax rate is as follows:

	Tax rate	2025	Tax rate	2024	Tax rate	2023
Net profit		$671,648		$608,114		$514,097
Total income tax expense		103,962		97,674		97,005
Profit excluding income tax		775,610		705,788		611,102
Income taxes at Panamanian statutory rates	25.0%	193,903	25.0%	176,447	25.0%	152,776
Stations - Taxable / Panama	(12.0%)	(93,413)	(15.2%)	(107,360)	(10.2%)	(62,113)
Stations - Taxable / Non Panama	0.3%	2,672	0.6%	4,163	(0.7%)	(4,414)
Stations - Non Taxable / Non Panama	(2.0%)	(15,326)	(1.0%)	(6,808)	(1.1%)	(6,483)
Dividend tax	2.2%	16,786	4.5%	31,495	2.8%	17,257
Over provided in prior periods	(0.1%)	(660)	—%	(263)	0.0%	(18)
Provision for income taxes	13.4%	$103,962	13.8%	$97,674	15.9%	$97,005
Global minimum tax
On October 8, 2021, 136 countries, including Panama, reached an agreement on a two-pillar approach to international tax reform led by the OECD. Pillar One provides for a reallocation of taxing rights to market jurisdictions, while Pillar Two introduces the Global Anti-Base Erosion (“GloBE”) Rules, which are designed to ensure a minimum effective tax rate of 15% for multinational enterprise (“MNE”) groups.
Pillar Two includes the Income Inclusion Rule (“IIR”), the Undertaxed Payments Rule (“UTPR”), the Qualified Domestic Minimum Top-up Tax (“QDMTT”) and the Subject to Tax Rule (“STTR”). Under IAS 12 Income Taxes, tax legislation is considered effective when enacted or substantively enacted in the relevant jurisdiction, and the Company continues to monitor developments in the jurisdictions in which it operates.
Pillar Two legislation was enacted in Ireland on December 18, 2023. The IIR and QDMTT apply for fiscal years beginning on January 1, 2024, while the UTPR applies for fiscal years beginning on January 1, 2025. Although the IIR is effective in Ireland, it is not applicable to the Group, as the Group’s ultimate parent entity is located in Panama. Based on the information available as of December 31, 2025 and the nature and activities of the Company’s Irish entities, which primarily operate as special purpose vehicles with limited functional risks and do not generate significant net GloBE income, and taking into account the mechanics of the GloBE Rules, including relevant mitigating provisions, the Company has assessed the impact arising from the application of the QDMTT and UTPR in Ireland as not material.
The application of the UTPR remains complex and subject to evolving interpretative guidance and differing implementation approaches across jurisdictions, which may affect the Company’s assessment in future periods.
As of December 31, 2025, most of the entities operate in jurisdictions that have not yet enacted Pillar Two legislation. Panama, the jurisdiction of the Company’s ultimate parent entity, has not enacted legislation to implement the Global Minimum Top-up Tax as of December 31,2025. Consequently, the Company has not identified a material financial impact arising from the GloBE Rules on its consolidated financial statements as of that date.
In accordance with the amendments to IAS 12, the Company applies the mandatory temporary exception and therefore does not recognize or disclose deferred tax assets or liabilities related to Pillar Two income taxes.